SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jan. 09, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Nov. 30, 2022 USD ($)	Apr. 24, 2024 USD ($)	May 01, 2023 USD ($)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Common stock, voting rights					more than 50% of the voting common stock
Sale of fixed assets	$ (5,820)				$ 5,820
Gain on Termination of Lease					246
Cash	821,353		$ 821,353		821,353		$ 878,803	$ 585,654		$ 1,172,581			$ 183,311	$ 243,567
Cash equivalents	0		0		0		0	0	$ 0	0
Investment held in treasury							21,000,000	21,252,639		88,102,610
Revenue returns						1,143	1,183		41,755
Value-added tax paid	42,844		42,844		$ 42,844		$ 37,179		32,607
Commission fee percentage					25.00%		25.00%
Advertising expense			4,324	112	$ 6,566	$ 1,209	$ 4,191		57,347
Potentially dilutive warrants | shares						909,875
Non-controlling interests	112,297		112,297		112,297		8,666		4,836
Aggregate credit line											$ 1,000,000
Underwriter discount								4,743,750
Temporary equity carrying amount								$ 20,457,011		87,934,212
Corporate alternative minimum tax								15.00%
Delaware franchise tax								$ 205,000		168,398
Federal deposit insurance corporation								250,000
Cash, uninsured amount	776,876		776,876		776,876		611,947	335,654	1,435,543	$ 922,581
Inventory write off							30,753
Deferred revenue									21,198						$ 700,385
Unearned membership fee									21,198
Non-controlling interests									$ 4,836
IPO [Member]
Property, Plant and Equipment [Line Items]
Offering costs								$ 475,348
Warrant [Member]
Property, Plant and Equipment [Line Items]
Potentially dilutive warrants | shares					4,549,370	4,549,375	0		0
Product [Member]
Property, Plant and Equipment [Line Items]
Revenue returns							$ 1,183
Membership [Member]
Property, Plant and Equipment [Line Items]
Revenue returns						1,143			41,755
Food and Beverage [Member]
Property, Plant and Equipment [Line Items]
Revenue returns			$ 334,882	$ 195,198	$ 620,992	$ 383,177	$ 817,761		449,239
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years		3 years		3 years		3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years		5 years		5 years		5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years		3 years		3 years		3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years		5 years		5 years		5 years
Kitchen Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years		3 years		3 years		3 years
Kitchen Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years		5 years		5 years		5 years
Operating Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years		3 years		3 years		3 years
Operating Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years		5 years		5 years		5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]		Useful Life, Lease Term [Member]		Useful Life, Lease Term [Member]		Useful Life, Lease Term [Member]
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Number of shares redeemed | shares		1,942,108
Amount held in trust account		$ 21,000,000										$ 68,400,000
Restated [Member]
Property, Plant and Equipment [Line Items]
Cash							$ 1,159,201		1,651,088
Investment held in treasury							21,346,768
Non-controlling interests							8,666		4,836
Cash, uninsured amount							21,989,947
Inventory write off							30,753
Restatement [Member]
Property, Plant and Equipment [Line Items]
Non-controlling interests							$ 3,830
HWH World Inc [Member]
Property, Plant and Equipment [Line Items]
Revenue from subsidiary percent					0.00%	3.00%
F&B Business [Member]
Property, Plant and Equipment [Line Items]
Revenue from subsidiary percent					100.00%	97.00%
Alset F&B One Pte. Ltd Business [Member]
Property, Plant and Equipment [Line Items]
Revenue from subsidiary percent					37.00%	47.00%
Hapi Cafe Korea Inc [Member]
Property, Plant and Equipment [Line Items]
Revenue from subsidiary percent					5.00%	7.00%
Hapi Cafe SG Pte. Ltd [Member]
Property, Plant and Equipment [Line Items]
Revenue from subsidiary percent					19.00%	22.00%
Alset F And B Pte. Ltd Business [Member]
Property, Plant and Equipment [Line Items]
Revenue from subsidiary percent					13.00%	21.00%
Ketomei Pte. Ltd [Member]
Property, Plant and Equipment [Line Items]
Revenue from subsidiary percent					26.00%	0.00%